SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Inflation Managed Fund
(the "Fund")

Supplement Dated May 18, 2018
to the Class F Prospectus dated January 31, 2018, as amended on May 3, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Multi-Asset Inflation Managed Fund

In the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Inflation Managed Fund," the following is added as the fourth paragraph thereunder:

INFLATION COMMODITY STRATEGY SUBSIDIARY LTD.—Columbia Management Investment Advisers, LLC: Columbia Management Investment Advisers, LLC (Columbia Management), located at 225 Franklin Street, Boston, MA 02110, serves as a Sub-Adviser to Inflation Commodity Strategy Subsidiary Ltd., which is organized under the laws of the Cayman Islands, and is a wholly-owned subsidiary of the Multi-Asset Inflation Managed Fund. Columbia Management has delegated certain of its duties, including day-to-day portfolio management to Threadneedle International Ltd. ("Threadneedle"), as a sub-adviser, which determines what securities and other investments should be bought or sold. Threadneedle is located at Cannon Place, 78 Cannon Street, London EC4N 6AG, United Kingdom. Threadneedle is a registered investment adviser, an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. Threadneedle was founded in 1994. David Donora is a Portfolio Manager and Head of Commodities at Threadneedle. Mr. Donora joined Threadneedle in 2008 as a Fund Manager specializing in commodities. Prior to joining Threadneedle, Mr. Donora worked at Marine Midland Bank, UBS AG, Canadian Imperial Bank of Commerce and Refco Overseas Ltd. Mr. Donora began his investment career in 1982 and earned a B.A. in Finance from the University of Notre Dame. Nicolas Robin is a Portfolio Manager at Threadneedle. Mr. Robin joined Threadneedle in 2010 as a Fund Manager specializing in commodities. Prior to joining Threadneedle, Mr. Robin worked at Barep Asset Management (Société Générale Group) and JPMorgan Chase & Co. Mr. Robin began his investment career in 2001 and earned a BSc in Government and Economics and MSc in Political Theory from the London School of Economics.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1155 (5/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Inflation Managed Fund
(the "Fund")

Supplement Dated May 18, 2018
to the Class Y Prospectus dated January 31, 2018, as amended on May 3, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Multi-Asset Inflation Managed Fund

In the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Inflation Managed Fund," the following is added as the fourth paragraph thereunder:

INFLATION COMMODITY STRATEGY SUBSIDIARY LTD.—Columbia Management Investment Advisers, LLC: Columbia Management Investment Advisers, LLC (Columbia Management), located at 225 Franklin Street, Boston, MA 02110, serves as a Sub-Adviser to Inflation Commodity Strategy Subsidiary Ltd., which is organized under the laws of the Cayman Islands, and is a wholly-owned subsidiary of the Multi-Asset Inflation Managed Fund. Columbia Management has delegated certain of its duties, including day-to-day portfolio management to Threadneedle International Ltd. ("Threadneedle"), as a sub-adviser, which determines what securities and other investments should be bought or sold. Threadneedle is located at Cannon Place, 78 Cannon Street, London EC4N 6AG, United Kingdom. Threadneedle is a registered investment adviser, an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. Threadneedle was founded in 1994. David Donora is a Portfolio Manager and Head of Commodities at Threadneedle. Mr. Donora joined Threadneedle in 2008 as a Fund Manager specializing in commodities. Prior to joining Threadneedle, Mr. Donora worked at Marine Midland Bank, UBS AG, Canadian Imperial Bank of Commerce and Refco Overseas Ltd. Mr. Donora began his investment career in 1982 and earned a B.A. in Finance from the University of Notre Dame. Nicolas Robin is a Portfolio Manager at Threadneedle. Mr. Robin joined Threadneedle in 2010 as a Fund Manager specializing in commodities. Prior to joining Threadneedle, Mr. Robin worked at Barep Asset Management (Société Générale Group) and JPMorgan Chase & Co. Mr. Robin began his investment career in 2001 and earned a BSc in Government and Economics and MSc in Political Theory from the London School of Economics.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1156 (5/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Inflation Managed Fund
(the "Fund")

Supplement Dated May 18, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended on
April 19, 2018 and May 3, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC—Columbia Management Investment Advisers, LLC ("Columbia Management") serves as a Sub-Adviser to a portion of the assets of the Inflation Commodity Strategy Subsidiary Ltd., a wholly-owned subsidiary of the Multi-Asset Inflation Managed Fund. Columbia Management is located at 225 Franklin Street, Boston, MA 02110 and is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). Columbia Management is responsible for the investment management of a portion of the assets of Inflation Commodity Strategy Subsidiary Ltd., but has delegated certain of its duties, including day-to-day portfolio management to Threadneedle International Ltd, ("Threadneedle"), as a sub-adviser, which determines what securities and other investments should be bought or sold. Threadneedle is located at Cannon Place, 78 Cannon Street, London EC4N 6AG, United Kingdom. Threadneedle is a registered investment adviser, an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial. Threadneedle was founded in 1994.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Columbia Management

Compensation. SIMC pays Columbia Management a fee based on the assets under management of the Inflation Commodity Strategy Subsidiary Ltd., a wholly owned subsidiary of the Multi-Asset Inflation Managed Fund, as set forth in an investment sub-advisory agreement between Columbia Management and SIMC. Columbia Management pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Inflation Commodity Strategy Subsidiary Ltd. The following information relates to the period ended March 31, 2018.

Columbia Management:

Except as otherwise indicated below, the following pertains to both Columbia Management and Threadneedle.

Direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock, or for more senior employees both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified funds for Columbia Management and specified Threadneedle funds for Threadneedle, in most cases including the funds the portfolio manager manages. Base Salary. Base salary is typically determined based on market data relevant to the employee's position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Annual Incentive Awards.

For Columbia Management, annual incentive awards are variable and are based on (1) an evaluation of the employee's investment performance and (2) the results of a peer and/or management review of the employee, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. Scorecards are used to measure performance of funds and other accounts managed by the employee versus benchmarks and/or peer groups. Performance versus benchmark and peer group is generally weighted for the rolling one, three, and five year periods. One year performance is weighted 10%, three year performance is weighted 60%, and five year performance is weighted 30%. Relative asset size is a key determinant for fund weighting on a scorecard. Typically, weighting would be proportional to actual assets. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her management responsibilities. Another factor in their evaluation is an assessment of the group's overall investment performance.

For Threadneedle, annual incentive awards and pool funding are variable and are designed to reward:

•  Investment performance, both at the individual and team levels

•  Client requirements, in particular the alignment with clients through a mandatory deferral into the company's own products.

Also, for Threadneedle, scorecards are used to measure performance of Threadneedle funds and other accounts managed by the Threadneedle employee. Performance is measured versus peer performance wherever appropriate, in addition to return versus benchmark. Longer-term performance is incorporated, using 1-year, 3-year, 5-year performance weighted 10% on the 1-year, 60% on the 3-year, and 30% on the 5-year. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her investment team responsibilities, where applicable.

Equity incentive awards are designed to align participants' interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.

Deferred Compensation. Deferred compensation awards are designed to align participants' interests with the investors in the funds and other accounts they manage. The value of the deferral account is based on the performance of funds. Employees have the option of selecting from various funds for their deferral account, however Columbia Management portfolio managers must allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia Fund(s) they manage. Deferrals vest over multiple years, so they help retain employees.

Exceptions to this general approach to bonuses exist for certain teams and individuals. Funding for the bonus pool is determined by management and depends on, among other factors, the levels of compensation generally in the investment management industry taking into account investment performance (based on market compensation data) and both Ameriprise Financial and each company's profitability for the year, which is largely determined by assets under management.

For all employees the benefit programs generally are the same, and are competitive within the financial services industry. Employees participate in a wide variety of plans, which may include options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, and retirement savings plans.

Ownership of Fund Shares. As of March 31, 2018, Threadneedle's portfolio managers did not beneficially own any shares of the Inflation Commodity Strategy Subsidiary Ltd.

Other Accounts. As of March 31, 2018, in addition to the Inflation Commodity Strategy Subsidiary Ltd., Threadneedle's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David Donora	2	$1061	2	$583	0	$0
Nicholas Robin	2	$1061	2	$583	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Conflicts of interest may arise as a result of the portfolio managers being responsible for multiple accounts, which may have different investment guidelines and objectives. Certain of these conflicts of interest are summarized below.

In addition to the Inflation Commodity Strategy Subsidiary Ltd., other accounts managed by the portfolio managers may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, a conflict of interest may arise as a result of the management of the Inflation Commodity Strategy Subsidiary Ltd. and other accounts, which, in theory, may allow portfolio managers to allocate investment opportunities in a way that favors other accounts over the Inflation Commodity Strategy Subsidiary Ltd. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance, may raise potential conflicts of interests by creating an incentive to favor higher fee accounts. Columbia Management and Threadneedle (or their members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Inflation Commodity Strategy Subsidiary Ltd. To the extent a particular investment is suitable for both the Inflation Commodity Strategy Subsidiary Ltd. and the other accounts, such investments will be allocated between the Inflation Commodity Strategy Subsidiary Ltd. and the other accounts in a manner that the portfolio managers determine is fair and equitable under the circumstances to all clients, including the Inflation Commodity Strategy Subsidiary Ltd.

To address and manage these potential conflicts of interest, Columbia Management and Threadneedle have adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1157 (5/18)